Employee Benefits - Analysis of expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Classes of employee benefits expense
Selling, general and administrative expenses	€ 28,461	€ 21,687	€ 18,855
Research & Development expenses	34,325	26,651	15,861
Total employee benefits	23,783	22,541	18,885
Research and development expenses
Classes of employee benefits expense
Total employee benefits	13,118	13,803	11,074
Selling, general and administrative expenses.
Classes of employee benefits expense
Total employee benefits	€ 10,665	€ 8,738	€ 7,811